Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Adirondack Small Cap Fund
Average Annual Return [Line Items]
Average Annual Return, Percent	22.06%	11.20%	9.62%
S P 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	12.06%	14.15%
I Shares Russell [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	27.85%	5.56%	9.42%
Morningstar [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	19.60%	6.59%	9.35%